Events after the balance sheet date	6 Months Ended
Jun. 30, 2023
Events After Reporting Period [Abstract]
Events after the balance sheet date

14	Events after the balance sheet date
On 28 July 2023, HSBC Continental Europe completed the sale of its branch operations in Greece to Pancreta Bank SA. A loss of £0.1bn was recognised upon reclassification to held for sale in the second quarter of 2022, in accordance with IFRS 5.
In its assessment of events after the balance sheet date, the group has considered and concluded that no material events have occurred resulting in adjustments to the financial statements.